TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 914,873	$ 604,367
Argentine Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	7,282	6,517
Brazilian Real
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	361,745	221,952
Chilean Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	53,488	44,737
Colombian Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	5,657	1,292
Euro
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	24,143	24,370
US Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	441,079	292,125
Korean Won
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	844	79
Mexican Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	2,428	4,624
Australian Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	62	49
Pound Sterling
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	12,728	5,647
Uruguayan Peso (New)
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	860	792
Swiss Franc
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	360	754
Japanese Yen
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	106	77
Swedish crown
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	488	129
Other Currencies
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 3,603	$ 1,223